United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7141

(Investment Company Act File Number)

Federated World Investment Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/14

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Emerging Market Debt Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—43.6%
		Automobile & Parts—1.8%
$1,200,000	[1,2]	Metalsa SA De CV, Series 144A, 4.90%, 4/24/2023	$1,185,000
1,400,000	[1,2]	Tenedora Nemak SA de CV, Series 144A, 5.50%, 2/28/2023	1,449,000
		TOTAL	2,634,000
		Banking—8.7%
400,000		ADCB Finance Cayman, Ltd., Series EMTN, 4.50%, 3/6/2023	413,000
410,000	[1,2]	Agromercantil Senior Trust, Series 144A, 6.25%, 4/10/2019	428,712
635,000	[1,2]	Banco ABC Brasil SA, Sub. Note, Series 144A, 7.875%, 4/8/2020	693,738
450,000		Banco Btg Pactual/Cayman, Series REGS, 5.75%, 9/28/2022	445,500
750,000	[1,2]	Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	778,125
500,000		BBVA Paraguay SA, Series REGS, 9.75%, 2/11/2016	541,250
630,000		Burgan Finance No.1 Ltd., Series REGS, 7.875%, 9/29/2020	719,145
492,000	[1,2]	Financiera Independencia S.A.B de C.V. Series 144A, 7.50%, 6/3/2019	503,070
700,000	[1,2]	Finansbank AS, Series 144A, 5.15%, 11/1/2017	722,540
550,000	[1,2]	Finansbank AS, Series 144A, 6.25%, 4/30/2019	579,150
200,000	[1,2]	GTB Finance BV, Series 144A, 6.00%, 11/8/2018	198,500
17,500,000		Russia Agric Bk (Rshb), Note, 8.70%, 3/17/2016	452,800
430,000	[1,2]	Russia Agric Bk (Rshb), Series 144A, 5.10%, 7/25/2018	409,092
700,000		Sibur Securities Ltd., Series REGS, 3.914%, 1/31/2018	640,500
845,000	[1,2]	Turkiye Is Bankasi (Isbank), Series 144A, 5.00%, 6/25/2021	847,619
700,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 3.75%, 4/15/2018	690,900
300,000	[1,2]	Turkiye Vakiflar Bankasi TAO, Series 144A, 5.00%, 10/31/2018	307,770
260,000		Vnesheconombank (VEB), Series REGS, 5.942%, 11/21/2023	230,750
305,000		Vnesheconombank (VEB), Series REGS, 6.025%, 7/5/2022	277,550
2,000,000		VTB Bank OJSC, Series REGS, 6.25%, 6/30/2035	2,023,520
500,000	[1,2]	Zenith Bank Ltd., Series 144A, 6.25%, 4/22/2019	499,475
		TOTAL	12,402,706
		Beverage & Tobacco—1.0%
400,000	[1,2]	Ajecorp BV, Series 144A, 6.50%, 5/14/2022	386,000
250,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	241,250
675,000	[1,2]	Corp Lindley SA, Series 144A, 6.75%, 11/23/2021	742,500
		TOTAL	1,369,750
		Building & Development—0.6%
800,000	[1,2]	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 9/29/2049	826,000
		Building Materials—0.8%
615,000	[1,2]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 3/30/2020	655,590
410,000		West China Cement Ltd., Series REGS, 7.50%, 1/25/2016	426,400
		TOTAL	1,081,990
		Chemicals & Plastics—1.4%
625,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Series 144A, 6.875%, 4/25/2044	676,562
400,000	[1,2]	Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, Series 144A, 5.625%, 4/25/2024	424,000
850,000		Nitrogenmuvek ZRT, Series REGS, 7.875%, 5/21/2020	873,885
		TOTAL	1,974,447

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Farming & Agriculture—1.3%
$1,840,000	[1,2]	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	$1,789,768
		Food Products—0.5%
275,000		Gruma SAB De CV, Series REGS, 7.75%, 12/29/2049	281,188
400,000	[1,2]	JBS Investments GmbH, Series 144A, 7.75%, 10/28/2020	434,000
		TOTAL	715,188
		Forest Products—0.2%
240,000	[1,2]	Klabin Finance SA, Series 144A, 5.25%, 7/16/2024	240,000
		Metals & Mining—4.7%
96,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	93,969
790,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	889,737
700,000	[1,2]	Compania Minera Ares SAC, Series 144A, 7.75%, 1/23/2021	761,250
500,000		CSN Resources SA, Series REGS, 6.50%, 7/21/2020	525,500
400,000	[1,2]	Fresnillo PLC, Series 144A, 5.50%, 11/13/2023	429,000
765,000		Nord Gold NV, Series REGS, 6.375%, 5/7/2018	743,924
1,450,000		OAO TMK, Series REGS, 6.75%, 4/3/2020	1,317,687
1,678,000	[1,2]	Polyus Gold International, Ltd., Series 144A, 5.625%, 4/29/2020	1,610,880
315,000	[1,2]	Tupy SA, Series 144A, 6.625%, 7/17/2024	327,758
		TOTAL	6,699,705
		Mortgage Banks—0.3%
400,000	[1,2]	Credito Real, S.A. de C.V., Series 144A, 7.50%, 3/13/2019	433,000
		Oil & Gas—10.0%
700,000	[1,2]	Alliance Oil Co. Ltd., Series 144A, 7.00%, 5/4/2020	582,750
800,000	[1,2]	Gazprom Neft, Series 144A, 6.00%, 11/27/2023	766,464
1,000,000	[1,2]	Gazprom, Series 144A, 4.95%, 7/19/2022	932,500
700,000	[1,2]	KazMunaiGaz Finance Sub BV, Company Guarantee, Series 144A, 6.375%, 4/9/2021	787,500
1,000,000		KazMunaiGaz Finance Sub BV, Series REGS, 6.375%, 4/9/2021	1,125,000
350,000		Mie Holdings Corp., Series EMTN, 6.875%, 2/6/2018	364,875
700,000		Odbrcht Drill VIII/IX, Series REGS, 6.35%, 6/30/2021	755,650
692,230		Odebrecht Offshore Drilling Finance Ltd., Series REGS, 6.625%, 10/1/2022	745,013
1,600,000	[1,2]	Pacific Rubiales, Sr. Unsecd. Note, Series 144A, 7.25%, 12/12/2021	1,784,000
1,590,000	[1,2]	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,566,945
400,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	395,672
825,000	[1,2]	Puma International Financing SA, Series 144A, 6.75%, 2/1/2021	856,103
615,000		Qgog Constellation SA, Series REGS, 6.25%, 11/9/2019	634,988
1,000,000	[1,2]	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	968,700
1,943,000		YPF Sociedad Anonima, Series REGS, 8.75%, 4/4/2024	2,025,577
		TOTAL	14,291,737
		Rail Industry—0.2%
300,000		Rzd Capital PLC, Series REGS, 5.70%, 4/5/2022	294,678
		Real Estate—1.2%
730,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, 3.95%, 11/15/2022	697,457
600,000	[1,2]	Country Garden Holdings Co., Series 144A, 11.125%, 2/23/2018	652,500
250,000		Dubai Holding Comm Op, Series EMTN, 6.00%, 2/1/2017	429,062
		TOTAL	1,779,019
		State/Provincial—4.1%
1,065,000	[1,2]	Brazil Minas SPE, Series 144A, 5.333%, 2/15/2028	1,091,625
4,200,000		Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	3,622,500

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		State/Provincial—continued
$1,400,000		Provincia De Buenos Aires, Series REGS, 9.375%, 9/14/2018	$1,200,500
		TOTAL	5,914,625
		Telecommunications & Cellular—3.2%
375,000	[1,2]	Bharti Airtel International Netherlands BV, Series 144A, 5.35%, 5/20/2024	404,302
2,200,000	[1,2]	MTS International Funding Ltd., Sr. Unsecd. Note, Series 144A, 8.625%, 6/22/2020	2,500,520
425,000	[1,2]	Vimpelcom, Series 144A, 5.95%, 2/13/2023	385,093
950,000		Vivacom, Series REGS, 6.625%, 11/15/2018	1,279,465
		TOTAL	4,569,380
		Transportation—0.2%
300,000	[1,2]	Topaz Marine SA, Series 144A, 8.625%, 11/1/2018	315,000
		Utilities—3.4%
1,150,000		Bulgarian Energy Holding EAD, 4.25%, 11/7/2018	1,495,940
900,000	[1,2]	ContourGlobal Power Holdings SA, Series 144A, 7.125%, 6/1/2019	911,250
371,000		Hrvatska Electroprivreda, Series REGS, 6.00%, 11/9/2017	390,941
900,000		Inkia Energy Ltd., Series REGS, 8.375%, 4/4/2021	990,000
200,000	[1,2]	Kosmos Energy Ltd., Series 144A, 7.875%, 8/1/2021	205,000
875,000	[1,2]	PT Perusahaan Gas Negara, Series 144A, 5.125%, 5/16/2024	905,625
		TOTAL	4,898,756
		TOTAL CORPORATE BONDS (IDENTIFIED COST $61,749,108)	62,229,749
		FLOATING RATE LOAN—0.2%
		Farming & Agriculture—0.2%
642,836	[3]	Carolbrl, 1.00%, 12/31/2017 (IDENTIFIED COST $633,097)	257,456
		FOREIGN GOVERNMENTS / AGENCIES—46.9%
		Sovereign—46.9%
410,000	[1,2]	Armenia, Government of, Sr. Unsecd. Note, Series 144A, 6.00%, 9/30/2020	426,400
550,000		Bahrain, Government of, 5.50%, 3/31/2020	602,250
500,000	[1,2]	Bahrain, Government of, Series 144A, 6.125%, 8/1/2023	566,875
545,000	[1,2]	Central Bank of Nigeria, Note, Series 144A, 6.75%, 1/28/2021	602,225
200,000	[1,2]	Central Bank of Nigeria, Series 144A, 5.125%, 7/12/2018	206,500
940,000,000	[1,2]	Chile, Government of, Series 144A, 6.00%, 8/1/2016	1,686,686
1,400,000		Croatia, Government of, 6.00%, 1/26/2024	1,505,000
1,500,000	[1,2]	Croatia, Government of, 6.00%, 1/26/2024	1,612,500
500,000		Croatia, Government of, Sr. Unsecd. Note, 6.25%, 4/27/2017	537,175
600,000		Dominican Republic, Government of, Sr. Unsecd. Note, 7.50%, 5/6/2021	691,500
1,500,000	[1,2]	Ecuador, Government of, 7.95%, 6/20/2024	1,650,000
700,000		Ecuador, Government of, 9.375%, 12/15/2015	747,250
1,285,000		Egypt, Government of, Note, 6.875%, 4/30/2040	1,278,575
250,000		El Salvador, Government of, Sr. Unsecd. Note, 5.875%, 1/30/2025	248,125
300,000	[1,2]	Gabonese Republic, Series 144A, 6.375%, 12/12/2024	327,750
400,000	[1,2]	Georgia, Government of, Series 144A, 7.75%, 7/5/2017	424,000
410,000		Hungary, Government of, 5.75%, 11/22/2023	451,000
725,000		Hungary, Government of, Unsecd. Note, 6.25%, 1/29/2020	819,250
1,250,000		Indonesia, Government of, 4.875%, 5/5/2021	1,335,937
200,000	[1,2]	Kenya, Government of, 5.875%, 6/24/2019	207,800
1,315,000	[1,2]	Kenya, Government of, 6.875%, 6/24/2024	1,420,200

Shares, Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS / AGENCIES—continued
		Sovereign—continued
1,050,000		Kingdom Of Morocco, 4.25%, 12/11/2022	$1,055,250
47,500,000		Mex Bonos Desarr Fix Rate, 8.50%, 12/13/2018	4,170,356
83,500,000		Mex Bonos Desarr Fix Rate, Sr. Unsecd. Note, 7.75%, 12/14/2017	7,076,845
63,000,000		Mexican Bonos de Desarrollo SA, 7.25%, 12/15/2016	5,195,097
45,000,000		Mexico, Government of, 4.75%, 6/14/2018	3,469,412
15,000,000		Mexico, Government of, 6.25%, 6/16/2016	1,205,230
14,082,000		Nota Do Tesouro Nacional, 10.00%, 1/1/2025	5,949,549
320,000	[1,2]	Pakistan, Government of, Series 144A, 7.25%, 4/15/2019	324,800
700,000	[1,2]	Paraguay, Government of, 6.10%, 8/11/2044	749,000
1,000,000		Republic of Ghana, 7.875%, 8/7/2023	968,750
1,055,000		Republic of Ghana, Unsecd. Note, 8.50%, 10/4/2017	1,113,025
600,000	[1,2]	Republic of Ivory Coast, 5.375%, 7/23/2024	591,000
200,000	[1,2]	Senegal, Government of, Unsecd. Note, 6.25%, 7/30/2024	206,750
7,300,000		South Africa, Government of, 8.00%, 12/21/2018	707,623
50,300,000		South Africa, Government of, 10.50%, 12/21/2026	5,617,472
650,000	[1,2]	Sri Lanka, Government of, 6.00%, 1/14/2019	687,375
500,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.875%, 7/25/2022	521,875
650,000	[1,2]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2020	695,500
5,500,000		Turkey, Government of, 10.70%, 2/24/2016	2,608,779
4,000,000		Venezuela, Government of, 11.75%, 10/21/2026	3,526,000
2,500,000		Venezuela, Government of, 6.00%, 12/9/2020	1,762,500
1,500,000		Zambia, Government of, 5.375%, 9/20/2022	1,466,250
		TOTAL FOREIGN GOVERNMENTS / AGENCIES (IDENTIFIED COST $66,360,206)	67,015,436
		PURCHASED CALL SWAPTIONS—0.1%
14,000,000		Barclays Capital. Inc., Upon exercise, receive floating 3 month LIBOR, pay 2.80%, Expiration Date 8/11/2015	93,499
6,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 2.90%, Expiration Date 7/1/2015	25,933
25,000,000		Goldman Sachs & Co., Upon exercise, receive floating 3 month LIBOR, pay 3.00%, Expiration Date 7/16/2015	99,982
		TOTAL PURCHASED CALL SWAPTIONS (IDENTIFIED COST $291,925)	219,414
		INVESTMENT COMPANIES—3.6%
1,677,093	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	1,677,093
30,000		iShares JP Morgan USD Emerging Markets Bond Fund	3,468,900
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $5,098,915)	5,145,993
		TOTAL INVESTMENTS—94.4% (IDENTIFIED COST $134,133,251)[6]	134,868,048
		OTHER ASSETS AND LIABILITIES - NET—5.6%[7]	7,998,523
		TOTAL NET ASSETS—100%	$142,866,571
At August 31, 2014, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Bonds, Long Term Short Futures	19	$2,661,781	December 2014	$(20,824)
[8]United States Treasury Notes 5-Year Short Futures	247	$29,352,477	December 2014	$(77,663)
[8]United States Treasury Notes10-Year Short Futures	5	$628,906	December 2014	$(2,511)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(100,998)
The average notional value of futures contracts held by the Fund throughout the period was $6,983,518. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Barclays Capital, Inc.	Goldman Sachs & Co.	Total
Reference Entity	Series 21, CDX Index EM	Series 21, CDX Index EM
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	5.00%
Expiration Date	6/20/2019	6/20/2019
Implied Credit Spread at 8/31/2014[9]	2.76%	2.76%
Notional Amount	$10,000,000	$27,100,000	$37,100,000
Market Value	$945,444	$2,562,153	$3,507,597
Upfront Premiums Paid	$995,000	$2,565,150	$3,560,150
Unrealized Depreciation	$(49,556)	$(2,997)	$(52,553)
The average notional amount of swap contracts held by the Fund throughout the period was $10,730,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding written swaption contracts:
Security	Contracts	Value
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/11/2015	14,000,000	$(113,914)
Barclays Capital, Inc., Upon exercise, receive 2.00%, pay floating 3 month LIBOR, Expiration Date 8/25/2015	14,000,000	$(114,072)
(PREMIUMS RECEIVED $207,532)		$(227,986)
The average value of written options and swaption contracts held by the Fund throughout the period was $30,894. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average value of purchased options and swaption contracts held by the Fund throughout the period was $92,739. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/2/2014	268,128 GBP	$444,582	$547
9/3/2014	6,549,445 BRL	$2,926,865	$(1,046)
9/4/2014	303,738,400 JPY	$2,979,931	$(60,542)
9/5/2014	1,339,585 EUR	$1,820,844	$(60,641)
9/5/2014	78,299,684 RUB	$2,206,010	$(92,933)
9/5/2014	52,664,548 RUB	$1,471,817	$(50,556)
9/8/2014	5,400,000 GHS	$1,432,361	$(9,236)
9/9/2014	1,650,000 EUR	14,940,198 SEK	$(74,124)
9/9/2014	5,700,000 EUR	$7,660,800	$(170,892)
9/9/2014	3,070,000 EUR	$4,109,993	$(75,955)
9/9/2014	2,220,000 EUR	$3,010,697	$(93,575)
9/9/2014	2,180,000 EUR	$2,918,726	$(54,164)
9/9/2014	2,150,000 EUR	$2,888,009	$(62,868)
9/9/2014	2,010,000 EUR	$2,741,700	$(100,522)
9/9/2014	1,825,000 EUR	$2,409,858	$(11,773)
9/9/2014	1,120,000 EUR	$1,518,910	$(47,209)
9/9/2014	623,000 EUR	$849,695	$(31,061)
9/9/2014	472,000 EUR	$641,585	$(21,368)
9/9/2014	328,000 EUR	$438,961	$(7,963)
9/9/2014	87,000 EUR	$116,418	$(2,098)
9/9/2014	14,950,641 SEK	1,650,000 EUR	$(106,695)
9/11/2014	6,400,000 BRL	$2,820,999	$28,936
9/11/2014	4,050,000 BRL	$1,775,148	$28,327
9/12/2014	9,450,000 TRY	$4,352,692	$7,994

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
9/15/2014	261,398,400 RSD	2,238,000 EUR	$(103,152)
9/17/2014	232,000,000 RUB	$6,527,944	$(285,242)
9/19/2014	3,174,829 EUR	13,400,000 PLN	$(14,189)
9/19/2014	8,900,000 PLN	2,124,797 EUR	$(65,629)
9/19/2014	4,500,000 PLN	1,072,067 EUR	$(30,721)
9/22/2014	1,650,000,000 CLP	$2,857,143	$(51,047)
9/22/2014	545,000,000 CLP	$943,723	$(16,861)
9/24/2014	5,700,000,000 COP	$3,007,916	$(48,926)
9/30/2014	134,321,250 KZT	$724,299	$7,896
9/30/2014	131,710,150 KZT	$710,986	$6,976
9/30/2014	4,612,110 MYR	$1,426,044	$33,577
10/2/2014	10,113,838 EGP	$1,389,263	$20,291
10/2/2014	357,695,000 NGN	$2,153,492	$36,440
10/2/2014	242,000,000 NGN	$1,487,857	$(6,250)
10/17/2014	500,000 EUR	$673,535	$(16,370)
10/20/2014	17,400,000,000 IDR	$1,468,974	$5,606
10/22/2014	2,995,700,000 KRW	$2,898,597	$48,438
10/23/2014	630,000,000 CLP	$1,104,004	$(35,430)
10/30/2014	6,700,000 BRL	$2,887,309	$55,741
10/30/2014	6,550,000 BRL	$2,811,159	$66,002
10/30/2014	1,025,000,000 CLP	$1,769,285	$(31,732)
10/30/2014	830,000,000 CLP	$1,441,723	$(34,729)
11/3/2014	1,079,734 EUR	338,000,000 HUF	$(27,498)
11/3/2014	338,000,000 HUF	1,069,536 EUR	$(19,514)
11/4/2014	310,300,000 JPY	$2,989,316	$(5,489)
11/12/2014	3,726,000 BRL	$1,590,255	$40,439
11/12/2014	87,300,000 INR	$1,403,311	$11,079
11/12/2014	1,480,000,000 KRW	$1,429,814	$24,847
11/13/2014	1,078,002 EUR	8,820,000 NOK	$(5,938)
11/13/2014	1,077,910 EUR	8,820,000 NOK	$(11,115)
11/13/2014	985,000 EUR	$1,298,787	$(3,903)
11/13/2014	17,640,000 NOK	2,124,520 EUR	$(4,185)
11/17/2014	2,619,200 EUR	$3,457,352	$(14,035)
11/17/2014	33,400,000,000 IDR	$2,818,565	$(3,547)
11/17/2014	62,288,163 PHP	$1,428,300	$(2,801)
11/17/2014	1,730,000 RUB	$748,529	$7,540
11/17/2014	51,250,000 RUB	$1,395,222	$(37,265)
11/18/2014	4,551,992 MYR	$1,428,300	$6,385
11/18/2014	128,900,000 TWD	$4,313,922	$2,685
11/20/2014	265,500,000 INR	$4,302,800	$(8,731)
11/20/2014	37,500,000 MXN	$2,851,928	$866
11/20/2014	28,800,000 MXN	$2,186,788	$4,158
11/21/2014	18,150,000 BRL	$7,899,032	$24,157
11/21/2014	6,850,000 BRL	$2,961,906	$28,388
11/21/2014	3,000,000 BRL	$1,288,106	$21,511
11/21/2014	295,000,000 JPY	$2,843,483	$(6,465)
11/26/2014	2,770,000,000 COP	$1,425,337	$3,044
11/28/2014	2,146,397 EUR	680,000,000 HUF	$(9,479)
11/28/2014	680,000,000 HUF	2,168,160 EUR	$(31,255)
2/26/2015	8,900,000 CNY	$1,431,098	$(1,232)
2/26/2015	8,499,200 CNY	$1,364,610	$864

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
4/13/2015	9,332,700 CNY	$1,496,152	$666
6/23/2015	27,185,000 CNY	$4,350,992	$(2,353)
6/23/2015	18,000,000 CNY	$2,886,929	$(7,565)
Contracts Sold:
9/2/2014	1,543,390 USD	2,032,953 EUR	$5,006
9/4/2014	303,738,400 JPY	$ 2,971,985	$52,597
9/5/2014	853,230 EUR	$ 1,155,069	$33,932
9/5/2014	486,354 EUR	$ 662,318	$23,252
9/5/2014	66,464,232 RUB	$ 1,873,763	$80,089
9/5/2014	64,500,000 RUB	$ 1,881,426	$140,762
9/9/2014	5,470,000 EUR	$ 7,419,508	$231,824
9/9/2014	3,300,000 EUR	$ 4,486,433	$150,170
9/9/2014	3,300,000 EUR	$ 4,464,570	$128,307
9/9/2014	2,810,000 EUR	$ 3,816,092	$123,699
9/9/2014	2,220,000 EUR	$ 3,002,861	$85,739
9/9/2014	2,150,000 EUR	$ 2,883,215	$58,074
9/9/2014	1,825,000 EUR	$ 2,440,135	$42,050
9/9/2014	710,000 EUR	$ 964,266	$31,313
9/9/2014	1,650,000 EUR	14,950,641 SEK	$77,598
9/9/2014	14,940,198 SEK	1,650,000 EUR	$104,714
9/11/2014	6,400,000 BRL	$ 2,782,246	$(67,689)
9/11/2014	4,050,000 BRL	$ 1,786,896	$(16,578)
9/12/2014	6,250,000 TRY	$ 2,844,594	$(39,457)
9/12/2014	5,800,000 TRY	$ 2,673,057	$(3,342)
9/12/2014	3,100,000 TRY	$ 1,418,180	$(12,309)
9/15/2014	2,238,000 EUR	261,398,400 RSD	$68,683
9/17/2014	180,000,000 RUB	$ 5,229,411	$385,936
9/17/2014	54,500,000 RUB	$ 1,535,211	$68,714
9/17/2014	15,300,000 RUB	$ 430,114	$18,418
9/19/2014	2,124,797 EUR	8,900,000 PLN	$48,840
9/19/2014	1,072,067 EUR	4,500,000 PLN	$25,214
9/19/2014	13,400,000 PLN	3,174,829 EUR	$7,529
9/22/2014	1,097,500,000 CLP	$ 1,886,452	$19,973
9/22/2014	1,097,500,000 CLP	$ 1,874,947	$8,468
9/24/2014	5,700,000,000 COP	$ 3,025,317	$66,327
9/26/2014	30,400,000 ZAR	$ 2,836,535	$(1,684)
9/26/2014	7,700,000 ZAR	$ 709,796	$(9,095)
9/30/2014	4,612,110 MYR	$ 1,444,761	$(14,860)
10/17/2014	500,000 EUR	$ 675,600	$18,435
10/20/2014	17,400,000,000 IDR	$ 1,484,009	$9,428
10/22/2014	2,995,700,000 KRW	$ 2,896,355	$(50,680)
10/23/2014	630,000,000 CLP	$ 1,107,692	$39,118
10/30/2014	6,650,000 BRL	$ 2,904,818	$(16,269)
10/30/2014	6,600,000 BRL	$ 2,868,817	$(30,307)
10/30/2014	1,025,000,000 CLP	$ 1,794,374	$56,820
10/30/2014	830,000,000 CLP	$ 1,439,598	$32,603
11/3/2014	1,069,536 EUR	338,000,000 HUF	$21,281
11/3/2014	338,000,000 HUF	1,079,734 EUR	$39,137
11/4/2014	161,300,000 JPY	$ 1,569,982	$18,931
11/4/2014	149,000,000 JPY	$ 1,451,683	$18,907
11/7/2014	2,850,000 EUR	$ 3,811,818	$65,377

Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/7/2014	760,000 EUR	$ 1,015,225	$16,174
11/12/2014	3,726,000 BRL	$ 1,578,479	$(52,215)
11/12/2014	1,480,000,000 KRW	$ 1,442,003	$(12,658)
11/13/2014	4,275,000 EUR	$ 5,707,595	$87,668
11/13/2014	3,197,000 EUR	$ 4,280,847	$78,062
11/13/2014	2,124,520 EUR	17,640,000 NOK	$49,661
11/13/2014	8,820,000 NOK	1,078,002 EUR	$3,895
11/13/2014	8,820,000 NOK	1,077,910 EUR	$8,951
11/14/2014	55,430,000 MXN	$ 4,175,518	$(42,798)
11/14/2014	42,000,000 MXN	$ 3,189,914	$(6,357)
11/17/2014	6,730,000 BRL	$ 2,945,424	$4,184
11/17/2014	4,950,000 BRL	$ 2,135,001	$(28,318)
11/17/2014	3,600,000 BRL	$ 1,558,981	$(14,342)
11/17/2014	2,150,000 EUR	$ 2,864,596	$38,110
11/17/2014	469,200 EUR	$ 627,657	$10,826
11/17/2014	81,000,000 RUB	$ 2,157,986	$11,752
11/17/2014	81,000,000 RUB	$ 2,147,971	$1,737
11/17/2014	51,250,000 RUB	$ 1,364,665	$6,708
11/18/2014	4,551,992 MYR	$ 1,426,957	$(7,728)
11/20/2014	260,000 GBP	$ 430,820	$(523)
11/20/2014	184,000,000 MXN	$ 14,003,044	$5,333
11/20/2014	28,200,000 MXN	$ 2,133,939	$(11,363)
11/21/2014	15,750,000 BRL	$ 6,775,942	$(99,552)
11/21/2014	6,850,000 BRL	$ 2,912,105	$(78,189)
11/21/2014	5,400,000 BRL	$ 2,292,020	$(65,292)
11/21/2014	295,000,000 JPY	$ 2,869,036	$32,018
11/24/2014	1,050,000,000 CLP	$ 1,784,804	$8,870
11/26/2014	2,770,000,000 COP	$ 1,420,513	$(7,868)
11/26/2014	8,130,000 PEN	$ 2,839,183	$12,779
11/28/2014	2,168,160 EUR	680,000,000 HUF	$10,410
11/28/2014	680,000,000 HUF	2,146,397 EUR	$1,711
2/26/2015	17,399,200 CNY	$ 2,800,000	$4,660
4/13/2015	9,332,700 CNY	$ 1,500,000	$3,181
6/23/2015	45,185,000 CNY	$ 7,267,390	$39,388
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$599,401
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $ 738,560 and $893,550, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Swap Contracts, Written Option Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these restricted securities amounted to $47,552,112, which represented 33.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $47,552,112, which represented 33.3% of total net assets.
3	The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2014, the cost of investments for federal tax purposes was $134,258,354. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts (c) swap contracts; (d) written option contracts; and (e) outstanding foreign currency commitments was $609,694. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,731,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,121,725.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$62,229,749	$—	$62,229,749
Floating Rate Loan	—	—	257,456	257,456
Government/Agencies	—	67,015,436	—	67,015,436
Purchased Call Swaptions	—	219,414	—	219,414
Investment Companies	5,145,993	—	—	5,145,993
TOTAL SECURITIES	$5,145,993	$129,464,599	$257,456	$134,868,048
OTHER FINANCIAL INSTRUMENTS*	$(97,038)	$3,875,052	$—	$3,778,014
*	Other financial instruments include futures contracts, swap contracts, written swaption contracts and foreign exchange contracts.

The following acronyms are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—China Yan Renminbi
COP	—Columbian Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—Great Britain Pound
GHS	—Ghanaian Cedi
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KZT	—Kazakhstan Tenge
LIBOR	—London Interbank Offered Rates
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
NOK	—Norwegian Krone
PEN	—Peruvian Nuevo Sol
PHP	—Philippine Peso
PLN	—Polish Zloty
RSD	—Serbia Dinar
RUB	—Russian Ruble
SEK	—Swedish Krona
TRY	—Turkish Lira
TWD	—Taiwan Dollar
ZAR	—South African Rand
11
Federated International Small-Mid Company Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—95.5%
		Bermuda—2.2%
600,000		Haier Electronics Group	$1,722,570
69,999		Invesco Ltd.	2,858,759
		TOTAL	4,581,329
		Canada—2.2%
32,923		Dollarama, Inc.	2,802,983
28,000		Linamar Corp.	1,616,188
		TOTAL	4,419,171
		Cayman Islands—1.5%
2,500,000		China Zhengtong Auto Service Holdings Ltd.	1,335,475
2,040,000		Nexteer Automotive Group Ltd.	1,739,912
		TOTAL	3,075,387
		China—2.6%
1,008,000		Brilliance China Automotive Holdings Ltd.	1,859,911
2,000,000		CT Environmental Group LTD	1,625,796
1,500,000	[1,2,3]	Ozner Water International Holding Ltd.	590,319
100,000		SouFun Holdings Ltd., ADR	1,154,000
		TOTAL	5,230,026
		Denmark—1.3%
28,571		Pandora A/S	2,135,933
3,025		Rockwool International A/S, Class B	475,449
		TOTAL	2,611,382
		France—11.1%
30,052		Accor SA	1,460,230
60,843	[3]	Criteo SA, ADR	2,284,655
73,000		Edenred	2,164,888
32,500		Ingenico SA	3,122,487
35,000		Ipsen SA	1,671,912
54,811		JC Decaux SA	1,934,438
40,000		Plastic Omnium SA	1,055,107
22,547		Publicis Groupe	1,679,782
34,000		Teleperformance	2,206,475
124,000	[3]	UbiSoft Entertainment SA	2,057,814
96,500		Zodiac SA	3,147,732
		TOTAL	22,785,520
		Germany—8.9%
81,000	[3]	Dialog Semiconductor PLC	2,387,768
47,705		GEA Group AG	2,158,152
32,950		Gerresheimer AG	2,381,218
25,835		Heidelberger Zement AG	1,949,184
14,000	[3]	MorphoSys AG	1,291,541
24,000	[3]	Osram Licht AG	1,003,442
42,268		Rheinmetall Berlin AG	2,285,680
126,453		Wire Card AG	4,724,583
		TOTAL	18,181,568
		Hong Kong—3.8%
2,200,000		Beijing Enterprises Water Group Ltd.	1,495,991
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Hong Kong—continued
1,434,000		China Everbright International Ltd.	$1,965,030
4,900,000		Shun Tak Holdings	2,541,661
584,500		Techtronic Industries Co.	1,787,427
		TOTAL	7,790,109
		Ireland—1.9%
168,000		Grafton Group PLC	1,798,924
95,600		Smurfit Kappa Group PLC	2,168,730
		TOTAL	3,967,654
		Israel—3.1%
65,400	[3]	Caesar Stone SDOT Yam Ltd.	3,401,454
74,265		NICE-Systems Ltd., ADR	2,926,784
		TOTAL	6,328,238
		Italy—7.8%
256,993	[3]	Anima Holding SPA	1,391,232
164,040		Azimut Holding SpA	4,269,877
87,500		Banca Generali SpA	2,377,605
42,000		Brembo SpA	1,488,371
85,000		Interpump Group SPA	1,134,733
286,000		Mediolanum SpA	2,125,102
40,000	[3]	Safilo S.P.A.	829,370
250,000	[3]	Sorin S.p.A.	630,699
72,200	[3]	Yoox SpA	1,864,150
		TOTAL	16,111,139
		Japan—14.5%
167,000		Daifuku Co.	1,979,057
40,500		Don Quijote Holdings Co. Ltd.	2,144,793
61,000		Doutor Nichires Holdings Co. Ltd.	998,443
158,000		Kakaku.com, Inc.	2,476,794
58,000		Kanamoto Co. Ltd.	2,647,893
61,500		Misumi Corp.	1,912,177
63,000		Ngk Spark Plug Co.	1,837,714
55,500		Nihon Kohden Corp.	3,072,517
163,000		Nsk	2,165,082
20,900		Ryohin Keikaku Co. Ltd.	2,346,216
108,100		Shionogi and Co.	2,545,485
65,000		Ship Health Care Holdings, Inc.	2,074,103
70,000		Tadano Ltd.	1,258,109
98,000		THK Co. Ltd.	2,319,900
		TOTAL	29,778,283
		Jersey Channel Isle—1.1%
33,750		Delphi Automotive PLC	2,348,325
		Luxembourg—3.2%
10,435		Eurofins Scientific	2,963,663
95,748		SAF-Holland SA	1,324,766
640,000		Samsonite International SA	2,209,018
		TOTAL	6,497,447
		Mexico—0.6%
9,800		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,259,104
		Netherlands—0.8%
25,547		Koninklijke DSM NV	1,705,908
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Panama—1.1%
17,500		Copa Holdings SA, Class A	$2,152,150
		Russia—1.6%
40,000		QIWI PLC, ADR	1,491,600
65,000	[3]	Yandex NV, Class A	1,847,950
		TOTAL	3,339,550
		South Korea—2.1%
37,130		Hotel Shilla Co.	4,357,680
		Sweden—0.3%
44,000	[3]	Swedish Orphan Biovitrum AB	550,846
		Switzerland—0.3%
50,000		OC Oerlikon Corporation AG	708,022
		United Kingdom—23.5%
327,844		Aberdeen Asset Management PLC	2,364,291
375,000		Advanced Computer Software Group PLC	709,709
147,692	[3]	AO World PLC	539,416
382,835		Ashtead Group PLC	6,225,295
44,759	[3]	ASOS PLC	2,105,091
329,268	[3]	B&M European Value Retail SA	1,519,631
163,384		Babcock International Group PLC	3,040,598
125,000		Bodycote PLC	1,442,244
55,851		Burberry Group PLC	1,317,556
200,000		Countrywide PLC	1,709,940
69,069		Croda International PLC	2,501,968
240,000		Essentra PLC	3,414,569
407,157		Howden Joinery Group PLC	2,388,759
51,730		InterContinental Hotels Group PLC	1,982,943
493,000		Jupiter Fund Management PLC	3,073,270
102,746		Rightmove PLC	4,298,425
60,000		Schroders PLC	2,426,456
436,500		SOCO International PLC	3,065,268
70,000		Travis Perkins PLC	2,025,533
420,000	[3]	Vectura Group PLC	927,352
95,282		Wood Group (John) PLC	1,240,931
		TOTAL	48,319,245
		TOTAL COMMON STOCKS (IDENTIFIED COST $148,318,933)	196,098,083
		INVESTMENT COMPANY—3.9%
8,125,689	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	8,125,689
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $156,444,622)[6]	204,223,772
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	1,168,941
		TOTAL NET ASSETS—100%	$205,392,713
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Depreciation
Contracts Purchased:
9/2/2014	130,873,045 JPY	$1,262,157	$(4,306)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,011 and $1,700, respectively. This is based on the contracts held as of each month-end throughout the nine-month period.
3

Net Unrealized Depreciation on Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net”.
1	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2014, these liquid restricted securities amounted to $590,319, which represented 0.3% of total net assets.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2014, these liquid restricted securities amounted to $590,319, which represented 0.3% of total net assets.
3	Non-income-producing security.
4	Affiliated holding.
5	7-day net yield.
6	At August 31, 2014, the cost of investments for federal tax purposes was $156,444,622. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, and (b) outstanding foreign currency commitments was $47,779,150. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $51,923,888 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,144,738.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
4

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investments companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
JPY	—Japanese Yen
5
Federated International Leaders Fund
Portfolio of Investments
August 31, 2014 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—82.8%
		France—15.5%
464,000		Accor SA	$22,545,818
844,841		AXA SA	20,925,095
883,728		BNP Paribas SA	59,661,452
1,243,408		Edenred	36,874,515
215,128		Kering	45,580,361
22,923		L'Oreal SA	3,795,099
282,838		Pernod-Ricard SA	33,350,698
2,423,429		Television Francaise (TFI)	36,460,019
		TOTAL	259,193,057
		Germany—12.5%
321,488		Bayerische Motoren Werke AG	37,426,532
459,286		Daimler AG	37,560,719
553,929		Heidelberger Zement AG	41,792,504
2,771,851	[1]	Kloeckner & Co. AG	37,914,184
532,665		Rheinmetall AG	28,804,336
323,016		SAP AG	25,126,202
		TOTAL	208,624,477
		Hong Kong—5.7%
893,289		HSBC Holdings PLC	9,669,042
1,856,133		HSBC Holdings PLC	20,022,157
3,754,040		Dah Sing Financial Group	22,039,706
6,684,900		Hang Lung Properties Ltd.	22,124,720
1,349,644		Sun Hung Kai Properties	20,479,627
		TOTAL	94,335,252
		Ireland—5.2%
87,366		Allegion PLC	4,493,233
2,000,592		CRH PLC	46,212,398
1,053,303		Grafton Group PLC	11,278,645
406,900		Ingersoll-Rand PLC, Class A	24,495,380
		TOTAL	86,479,656
		Italy—5.4%
11,722,423		Intesa Sanpaolo SpA	34,871,844
7,099,764		Unicredit SpA	54,946,535
		TOTAL	89,818,379
		Mexico—0.4%
56,900		Grupo Aeroportuario del Sureste S.A.B., de C.V., Class B, ADR	7,310,512
		Netherlands—4.2%
344,595		Akzo Nobel NV	24,355,196
2,576,842		CNH Industrial NV	22,380,529
795,097		Philips Electronics NV	24,227,130
		TOTAL	70,962,855
		Singapore—1.5%
931,000		City Developments Ltd.	7,476,026
848,236		DBS Group Holdings Ltd.	12,169,560
1

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—continued
341,427		United Overseas Bank Ltd.	$6,267,900
		TOTAL	25,913,486
		Spain—2.7%
4,559,656		Banco Santander, SA	45,473,141
		Sweden—1.7%
416,800		Assa Abloy AB, Class B	21,056,920
638,550		Volvo AB, Class B	7,624,137
		TOTAL	28,681,057
		Switzerland—13.1%
331,884		Adecco SA	25,124,926
199,729		Compagnie Financiere Richemont SA, Class A	19,047,191
2,645,908		Credit Suisse Group AG	74,588,638
10,767		Givaudan SA	17,873,654
874,149		Julius Baer Group Ltd.	39,734,478
255,488		Nestle SA	19,828,463
43,796		Swatch Group AG, Class B	23,747,779
		TOTAL	219,945,129
		United Kingdom—14.9%
1,394,740		Diageo PLC	41,110,978
1,019,009		Imperial Tobacco Group PLC	44,440,810
338,702		InterContinental Hotels Group PLC	12,983,314
712,990		Invesco Ltd.	29,118,512
5,002,707		Michael Page International PLC	37,846,696
209,503		Schroders PLC	8,472,497
161,869		Signet Jewelers Ltd.	19,079,499
575,546		Wolseley PLC	30,938,607
1,264,442		WPP PLC	26,512,222
		TOTAL	250,503,135
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,159,196,339)	1,387,240,136
		WARRANT—0.0%[2]
111,317	[1]	Sun Hung Kai Properties (IDENTIFIED COST $34,455 )	274,341
		U.S. TREASURIES—0.4%
$4,200,000	[3,4]	United States Treasury Bill, 0.03%, 11/6/2014	4,199,808
1,970,000	[3,4]	United States Treasury Bill, 0.03%, 11/20/2014	1,969,940
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,169,693)	6,169,748
		INVESTMENT COMPANY—16.7%
280,548,758	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE )	280,548,758
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $1,445,949,245)[7]	1,674,232,983
		OTHER ASSETS AND LIABILITIES - NET—0.1%[8]	1,044,508
		TOTAL NET ASSETS—100%	$1,675,277,491
2

At August 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
The Tokyo Price Index Future	1,264	$155,016,003	September 2014	$4,210,446
The average notional value of futures contracts held by the Fund throughout the period was $121,120,578. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2014, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/2/2014	68,285 SGD	$54,670	$53
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,221 and $8,071, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Represents less than 0.1%.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-Day net yield.
7	At August 31, 2014, the cost of investments for federal tax purposes was $1,445,949,245. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $228,283,738. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $246,300,622 and net unrealized depreciation from investments for those securities having an excess of cost over value of $18,016,884.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Directors (the “Directors”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
3

Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of August 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$29,118,511	$—	$—	$29,118,511
International	1,358,121,625	—	—	1,358,121,625
Warrant	274,341	—	—	274,341
Debt Securities:
U.S. Treasuries	—	6,169,748	—	6,169,748
Investment Company	280,548,758	—	—	280,548,758
TOTAL SECURITIES	$1,668,063,235	$6,169,748	$—	$1,674,232,983
OTHER FINANCIAL INSTRUMENTS*	$4,210,499	$—	$—	$4,210,499
*	Other financial instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SGD	—Singapore Dollar
5

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated World Investment Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014